Stockholders Equity (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Apr. 03, 2014	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 25, 2015	Jan. 27, 2014
Preferred stock, shares authorized		50,000,000	50,000,000	50,000,000
Preferred stock, shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		40,000,000	40,000,000	40,000,000
Preferred stock, shares outstanding		40,000,000	40,000,000	40,000,000
Common stock, shares issued		69,689,086	69,689,086	68,984,086
Common stock, shares outstanding		69,689,086	69,689,086	68,984,086
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Common stock, shares par value		$ 0.0001	$ 0.0001	$ 0.0001
Stock issued for professional services, Amount		$ 151,500
VoiceStep [Member]
Business acquisition, purchase price, shares issued	40,000,000
Membership interest						100.00%
Board of Directors [Member]
Common stock, shares issued					5,000,000
Consultants [Member]
Stock issued for professional services, shares			150,000
Stock issued for professional services, Amount			$ 151,500
Stock issued for cash, Shares			555,000
Stock issued for cash, Amount			$ 415,000